SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
Stated interest rate, as a percent			4.55%
Related Party | Beijing Zhichuang Tiandi Technology Development Co., Ltd | Bank Loan Secured by Related Party Assets
SUBSEQUENT EVENTS
Principle amount		$ 3,100
Subsequent event | Related Party | Beijing Zhichuang Tiandi Technology Development Co., Ltd | Bank Loan Secured by Related Party Assets
SUBSEQUENT EVENTS
Principle amount	$ 1,412
Additional Renewal Term	1 year
Stated interest rate, as a percent	3.10%